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                  NORTHSTAR INVESTMENT MANAGEMENT CORPORATION
                            300 FIRST STAMFORD PLACE
                           STAMFORD, CONNECTICUT 06902
                                 (203) 602-7881

August 20, 1998

Via EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Northstar Trust, Files No. 33-56881 and 811-8817
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Northstar Equity Trust (the "Trust") do not differ from that contained in Pre-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on August 14, 1998.

Should you have any questions regarding this filing, please phone the undersigned at (203)602-7881.

Sincerely,

STEPHANIE L. BECKNER
Stephanie L. Beckner
Secretary